Investment Objectives and Goals	Sep. 19, 2025
Eventide Large Cap Growth ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary: Eventide Large Cap Growth ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s investment objective is to seek long-term capital appreciation.
Eventide Large Cap Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary: Eventide Large Cap Value ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s investment objective is to seek long-term capital appreciation.
Eventide Small Cap ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary: Eventide Small Cap ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s investment objective is to seek long-term capital appreciation.